Average Annual Total Returns{- Industrials Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-16 - Industrials Portfolio	Industrials Portfolio-Default Return Before Taxes Past 1 year	Industrials Portfolio-Default Return Before Taxes Past 5 years	Industrials Portfolio-Default Return Before Taxes Past 10 years	Industrials Portfolio-Default After Taxes on Distributions Past 1 year	Industrials Portfolio-Default After Taxes on Distributions Past 5 years	Industrials Portfolio-Default After Taxes on Distributions Past 10 years	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	17.08%	11.24%	13.07%	9.58%	8.65%	10.95%	13.42%	8.41%	10.33%	28.71%	18.47%	16.55%	20.83%	13.14%	14.57%